Equity (Terms of Outstanding Preferred Stock) (Details) - $ / shares			4 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
		Nov. 01, 2016	May 07, 2013	Apr. 24, 2012	Jul. 27, 2011	Oct. 09, 2012	Sep. 21, 2012	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012	May 04, 2015
Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Per-Dollar-Amount								$ 1.8
Preferred Stock Voting Rights								8
Series K Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage										8.25%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus									4.22%
Depositary Shares	[1]										500,000
Series O Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage					6.75%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus					3.678%
Depositary Shares					1,000,000
Interest In Preferred Stock					1.00%
Series P Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage				6.125%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus				4.0675%
Depositary Shares				60,000,000
Interest In Preferred Stock				0.025%
Series Q Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage						5.375%	5.375%
Depositary Shares						1,200,000	18,000,000
Interest In Preferred Stock						0.025%	0.025%
Series R Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage			4.85%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus			3.04%
Depositary Shares			500,000
Interest In Preferred Stock			1.00%
Series S Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock Dividend Rate Percentage		5.00%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus		3.30%
Depositary Shares		525,000
Interest In Preferred Stock		1.00%

[1]
On May 4, 2015, we redeemed all 50,000 shares of our Series K preferred stock, as well as all 500,000 Depositary Shares representing fractional interests in such shares, resulting in net outflow of $500 million.